Leases - Maturity of Operating Lease Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Operating Lease, Liability [Abstract]
Year 1	$ 13.8
Year 2	10.7
Year 3	6.8
Year 4	4.8
Year 5	3.0
After Year 5	5.0
Total lease payments	44.1
Less: Interest on lease payments	(4.7)
Present value of lease liabilities	39.4
Finance Lease Liability [Abstract]
Year 1	1.0
Year 2	0.8
Year 3	0.5
Year 4	0.2
Year 5	0.0
After Year 5	0.0
Total lease payments	2.5
Less: Interest on lease payments	(0.2)
Present value of lease liabilities	$ 2.3